                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4132

                       RIVERSOURCE SELECTED SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 03/31

Date of reporting period: 12/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PRECIOUS METALS AND MINING FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (92.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
CANADA (59.4%)
Agnico-Eagle Mines                                     142,634             $7,321,403
Alamos Gold                                            198,625(b)           1,429,956
Barrick Gold                                           273,532             10,057,773
Eldorado Gold                                          133,747(b)           1,061,921
Gammon Gold                                            226,042(b)           1,255,376
Goldcorp                                               310,559              9,791,925
IAMGOLD                                                535,838              3,350,641
Kinross Gold                                           504,659              9,295,819
PAN American Silver                                    151,303(b)           2,582,742
Red Back Mining                                        135,798(b)             959,770
Silver Standard Resources                              107,078(b)           1,706,823
Silver Wheaton                                         443,573(b)           2,919,684
Yamana Gold                                            837,227              6,463,392
                                                                      ---------------
Total                                                                      58,197,225
-------------------------------------------------------------------------------------


PAPUA NEW GUINEA (2.5%)
Lihir Gold                                           1,129,997(b)           2,484,901
-------------------------------------------------------------------------------------


PERU (3.8%)
Compania de Minas Buenaventura ADR                     185,657              3,698,287
-------------------------------------------------------------------------------------


SOUTH AFRICA (16.3%)
AngloGold Ashanti ADR                                  212,579              5,890,564
Gold Fields ADR                                        377,075              3,744,355
Harmony Gold Mining ADR                                244,675(b)           2,684,085
Randgold Resources ADR                                  83,169              3,652,782
                                                                      ---------------
Total                                                                      15,971,786
-------------------------------------------------------------------------------------


UNITED STATES (10.4%)
Freeport-McMoRan Copper & Gold                         154,074              3,765,569
Genco Shipping & Trading                                64,091                948,547
Newmont Mining                                         133,663              5,440,084
                                                                      ---------------
Total                                                                      10,154,200
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $79,819,083)                                                       $90,506,399
-------------------------------------------------------------------------------------





BONDS (1.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES
Freeport-McMoRan
 Copper & Gold
 Sr Unsecured
 4-01-17                             8.38%           $2,100,000            $1,722,000
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,461,153)                                                         $1,722,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              5,206,865(d)          $5,206,865
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,206,865)                                                         $5,206,865
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $86,487,101)(e)                                                    $97,435,264
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(e) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $86,487,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $12,560,000
     Unrealized depreciation                                                      (1,612,000)

     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $10,948,000
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.





--------------------------------------------------------------------------------
1 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                                                   FAIR VALUE AT DEC. 31, 2008
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                           $93,228,363       $4,206,901         $--        $97,435,264



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.




--------------------------------------------------------------------------------
2 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Selected Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 26, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date February 26, 2009